EQUITY (Details) - Dec. 31, 2014 - shares	Total
Class of Warrant or Right [Line Items]
Options Authorized	1,820,575
Options Granted	1,393,195
Shares Exercised	93,805
Shares Forfeited/Expired	340,581
Options Outstanding	958,809
Option Plan 2004 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	142,857
Options Granted	142,857
Shares Exercised	67,460
Shares Forfeited/Expired	46,823
Options Outstanding	28,574
Option Plan 2005 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	142,857
Options Granted	142,857
Shares Exercised	10,000
Shares Forfeited/Expired	58,572
Options Outstanding	74,285
Option Plan 2006 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	314,285
Options Granted	310,102
Shares Exercised	6,304
Shares Forfeited/Expired	72,238
Options Outstanding	231,560
Option Plan 2007 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	28,571
Options Granted	25,714
Shares Exercised	0
Shares Forfeited/Expired	4,285
Options Outstanding	21,429
Option Plan 2009 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	285,714
Options Granted	358,440
Shares Exercised	10,041
Shares Forfeited/Expired	113,113
Options Outstanding	235,286
Option Plan 2013 [Member]
Class of Warrant or Right [Line Items]
Options Authorized	906,291
Options Granted	413,225
Shares Exercised	0
Shares Forfeited/Expired	45,550
Options Outstanding	367,675